Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2025
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests
The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥241	¥—	¥241	¥241	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	9	9	2	7

Total	¥—	¥241	¥9	¥250	¥243	¥7

	Billions of yen
	September 30, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥180	¥—	¥180	¥180	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	10	10	—	10

Total	¥—	¥180	¥10	¥190	¥180	¥10

Type and carrying value of financial assets

	Billions of yen
	March 31, 2025	September 30, 2025
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	66	155
Loans receivable	481	397

Total	¥548	¥553

Liabilities
Borrowings	¥548	¥553

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2025	September 30, 2025
Consolidated VIE assets
Cash and cash equivalents	¥14	¥21
Trading assets
Equities	527	555
Debt securities	643	635
CMBS and RMBS	64	47
Derivatives	1	1
Private equity and debt investments	83	131
Office buildings, land, equipment and facilities	3	13
Other	236	304

Total	¥1,571	¥1,707

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥1
Borrowings
Short-term borrowings	112	87
Long-term borrowings	935	902
Other	156	191

Total	¥1,203	¥1,181

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	80	—	80
CMBS and RMBS	3,288	—	3,288
Investment trust funds and other	129	—	129
Private equity and debt investments	23	—	23
Loans	1,712	—	1,712
Other	23	—	23
Commitments to extend credit and other guarantees	—	—	167

Total	¥5,278	¥—	¥5,445

	Billions of yen
	September 30, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	72	—	72
CMBS and RMBS	3,035	—	3,035
Investment trust funds and other	143	—	143
Private equity and debt investments	24	—	24
Loans	1,711	—	1,711
Other	30	—	30
Commitments to extend credit and other guarantees	—	—	214

Total	¥5,038	¥—	¥5,252